Deferred revenue	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Deferred revenue

Deferred revenue:
Deferred revenue (i.e. contract liabilities) represents cash received from customers in excess of revenue recognized on uncompleted contracts.

Deferred revenue	December 31, 2018
At January 1, 2018	$8,082
Additions to deferred revenue	19,353
Revenue recognized during the year	(10,754)

At December 31, 2018	$16,681